Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

Note 11. Employee Benefit Plans

        Effective January 2, 2007, the Company approved a long-term incentive plan (the "LTIP") designed to reward certain employees based on the accumulated three-year Company financial performance against pre-tax income and revenue goals. Pursuant to the LTIP, the awards would be paid out in cash at the end of a three-year performance period, if certain performance measures were achieved. The costs of the awards were recognized over the performance period and were included in selling and administrative expenses in the Consolidated Statements of Operations. During 2009, the Company determined that the three year financial performance measures had not been achieved and reversed reserves related to the Plan in the amount of $4.4 million. The LTIP was terminated as of December 31, 2009.

        Discretionary contributions to qualified profit sharing and non-qualified deferred compensation plans were made in the amount of $15.7 million, $13.9 million and $12.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.